Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets
Balance at the beginning of the period			$ 241,440	$ 234,915	$ 234,915
Amortization	(3,600)	(3,300)	(11,300)	(10,100)	(19,400)	(13,700)	(14,300)
Balance at the beginning of the period	237,954		237,954		241,440	234,915
Goodwill
Balance at the beginning of the period			325,911	280,211	280,211	280,211
Additions			9,666		45,700
Balance at the end of the period	335,577		335,577		325,911	280,211	280,211
Trade Names
Intangible Assets
Balance at the beginning of the period				166,000	166,000
Additions					4,264
Amortization					(4,264)
Balance at the beginning of the period	166,000		166,000		166,000
Customer Relationships
Intangible Assets
Balance at the beginning of the period			59,237	48,662	48,662	58,283
Additions			7,284		21,269
Amortization			(8,383)		(10,694)	(9,621)
Balance at the beginning of the period	58,138		58,138		59,237	48,662
Supply Agreement
Intangible Assets
Balance at the beginning of the period			15,250	18,155	18,155	20,833
Amortization			(2,179)		(2,905)	(2,678)
Balance at the beginning of the period	13,071		13,071		15,250	18,155
Technology Databases
Intangible Assets
Balance at the beginning of the period			746	1,983	1,983	3,383
Additions					217
Amortization			(637)		(1,454)	(1,400)
Balance at the beginning of the period	108		108		746	1,983
Non-Compete Agreements
Intangible Assets
Balance at the beginning of the period			178	65	65	83
Additions			521		140
Amortization			(80)		(27)	(18)
Balance at the beginning of the period	619		619		178	65
Favorable Lease Agreements
Intangible Assets
Balance at the beginning of the period			29	50	50	71
Amortization			(11)		(21)	(21)
Balance at the beginning of the period	$ 18		$ 18		$ 29	$ 50